Debt and Lease Obligations (Debt Including Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 15, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt including capital lease obligations
Term Loan, interest rate of 2.58% and 2.30% at December 31, 2011 and 2010, respectively	$ 462,500		$ 475,000	$ 500,000
Bridge Loan	250,000	250,000	0
Line of Credit Facility, Amount Outstanding	50,000		0
Capital lease obligations and other borrowings	34,275		30,216	27,711
Debt and capital lease obligations	796,775		505,216	527,711
Less amounts due within one year	370,635		53,623	51,481
Total debt due after one year	$ 426,140		$ 451,593	$ 476,230